Organization, Nature and Continuance of Operations (Details Narrative) - USD ($)		12 Months Ended
	Jul. 12, 2013	Dec. 31, 2016	Mar. 31, 2017	Dec. 31, 2015
Accumulated deficit		$ (11,051,584)	$ (11,623,408)	$ (8,973,695)
Convertible promissory notes		$ 445,000
Expire		March 3, 2035
Patents [Member]
Intangible assets userful lives	20 years
Patents [Member] | Outside USA [Member]
Intangible assets userful lives	20 years